Business and Geographic Segment Information - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Number of major customers	10
Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	8.00%	7.00%
Largest customers accounted revenue in percentage	34.00%	31.00%	29.00%